SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, the exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos, the La India project and the Urastar properties
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $235.4 million of goodwill reflected on the interim unaudited consolidated balance sheets at June 30, 2013, $200.1 million relates to the Meliadine project which is a component of the Canada segment, $29.2 million relates to the La India project which is a component of the Latin America segment and $6.1 million relates to the May 16, 2013 acquisition of Urastar Gold Corporation which is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

Three Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$232,251	$(168,854)	$—	$(55,676)	$6,670	$14,391
Latin America	86,126	(38,938)	—	(10,863)	16,617	52,942
Europe	18,047	(18,159)	—	(3,589)	(7,697)	(11,398)
Exploration	—	—	(11,326)	—	(4,470)	(15,796)

	$336,424	$(225,951)	$(11,326)	$(70,128)	$11,120	$40,139

Segment income						$40,139
Corporate and other:
Interest and sundry expense						(3,734)
Impairment loss on available-for-sale securities						(17,313)
Loss on derivative financial instruments						(1,936)
General and administrative						(28,385)
Provincial Capital Tax						1,504
Interest expense						(13,735)

Loss before income and mining taxes						$(23,460)

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$283,851	$(155,572)	$(12,250)	$(48,799)	$6,946	$74,176
Latin America	120,706	(40,819)	—	(10,455)	3,953	73,385
Europe	55,004	(23,515)	—	(7,056)	(152)	24,281
Exploration	—	—	(22,036)	—	262	(21,774)

	$459,561	$(219,906)	$(34,286)	$(66,310)	$11,009	$150,068

Segment income						$150,068
Corporate and other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Six Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$491,939	$(336,956)	$—	$(107,192)	$8,022	$55,813
Latin America	174,722	(73,707)	—	(20,828)	(727)	79,460
Europe	90,185	(45,341)	—	(12,179)	3,423	36,088
Exploration	—	—	(19,897)	—	(3,256)	(23,153)

	$756,846	$(456,004)	$(19,897)	$(140,199)	$7,462	$148,208

Segment income						$148,208
Corporate and other:
Interest and sundry expense						(3,946)
Impairment loss on available-for-sale securities						(28,308)
Gain on derivative financial instruments						1,046
General and administrative						(65,705)
Provincial capital tax						1,504
Interest expense						(27,651)

Income before income and mining taxes						$25,148

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)
Canada	$577,410	$(309,416)	$(23,963)	$(95,904)	$(1,667)	$146,460
Latin America	225,002	(75,980)	—	(20,508)	(1,791)	126,723
Europe	130,083	(49,545)	—	(14,451)	(1,216)	64,871
Exploration	—	—	(33,431)	—	166	(33,265)

	$932,495	$(434,941)	$(57,394)	$(130,863)	$(4,508)	$304,789

Segment income						$304,789
Corporate and other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

	Total Assets as at
	June 30, 2013	December 31, 2012
Canada	$3,230,189	$3,279,881
Latin America	1,137,476	1,069,379
Europe	817,545	846,941
Exploration	65,590	59,641

	$5,250,800	$5,255,842